Schedule of Investments (unaudited)	iShares® iBonds® Dec 2033 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 5.38%,
06/15/33 (Call 03/15/33)	$388	$393,250

Aerospace & Defense — 2.2%
Boeing Co. (The), 6.13%, 02/15/33	393	416,547
HEICO Corp., 5.35%, 08/01/33 (Call 05/01/33)	587	594,904
L3Harris Technologies Inc., 5.40%, 07/31/33
(Call 04/30/33)	1,458	1,500,459
Lockheed Martin Corp., 5.25%, 01/15/33
(Call 10/15/32)	1,045	1,092,552
Northrop Grumman Corp., 4.70%, 03/15/33
(Call 12/15/32)	1,109	1,102,920
RTX Corp., 5.15%, 02/27/33 (Call 11/27/32)	1,235	1,251,864
		5,959,246
Agriculture — 2.1%
Altria Group Inc., 6.88%, 11/01/33 (Call 08/01/33)	535	589,150
Archer-Daniels-Midland Co., 4.50%, 08/15/33
(Call 05/15/33)(a)	565	550,050
BAT Capital Corp., 6.42%, 08/02/33 (Call 05/02/33)(a)	1,301	1,360,456
Philip Morris International Inc.
5.38%, 02/15/33 (Call 11/15/32)	2,131	2,176,018
5.63%, 09/07/33 (Call 06/07/33)	1,010	1,048,408
		5,724,082
Apparel — 0.5%
Tapestry Inc., 7.85%, 11/27/33 (Call 08/27/33)	1,260	1,347,388

Auto Manufacturers — 1.3%
Ford Motor Credit Co. LLC, 7.12%, 11/07/33
(Call 08/07/33)	1,245	1,334,804
General Motors Financial Co. Inc., 6.40%, 01/09/33
(Call 10/09/32)(a)	960	1,015,969
Toyota Motor Corp., 5.12%, 07/13/33
(Call 04/13/33)(a)	357	381,839
Toyota Motor Credit Corp., 4.70%, 01/12/33	665	670,960
		3,403,572
Auto Parts & Equipment — 0.2%
Magna International Inc., 5.50%, 03/21/33
(Call 12/21/32)(a)	524	552,717

Banks — 5.6%
Banco Santander SA
6.92%, 08/08/33	1,995	2,104,225
6.94%, 11/07/33	1,500	1,659,897
Canadian Imperial Bank of Commerce, 6.09%,
10/03/33 (Call 07/03/33)	1,126	1,195,848
Citigroup Inc.
5.88%, 02/22/33	490	511,634
6.00%, 10/31/33(a)	665	703,507
Goldman Sachs Group Inc. (The), 6.13%, 02/15/33	1,074	1,175,808
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)	990	920,709
Royal Bank of Canada
5.00%, 02/01/33	1,658	1,660,621
5.00%, 05/02/33	915	917,988
Sumitomo Mitsui Financial Group Inc.
5.77%, 01/13/33	1,650	1,731,055
5.78%, 07/13/33	680	714,227
5.81%, 09/14/33(a)	950	1,003,265
Westpac Banking Corp., 6.82%, 11/17/33	755	823,169
		15,121,953
	Par
Security	(000)	Value

Beverages — 1.6%
Brown-Forman Corp., 4.75%, 04/15/33
(Call 01/15/33)(a)	$647	$653,184
Constellation Brands Inc., 4.90%, 05/01/33
(Call 02/01/33)	856	850,575
Diageo Capital PLC
5.50%, 01/24/33 (Call 10/24/32)	770	809,598
5.63%, 10/05/33 (Call 07/05/33)	920	980,159
PepsiCo Inc., 4.45%, 02/15/33 (Call 11/15/32)	920	932,638
		4,226,154
Biotechnology — 2.2%
Amgen Inc.
4.20%, 03/01/33 (Call 12/01/32)	865	819,680
5.25%, 03/02/33 (Call 12/02/32)	3,949	4,032,263
Gilead Sciences Inc., 5.25%, 10/15/33 (Call 07/15/33)	970	1,005,863
		5,857,806
Building Materials — 0.5%
Fortune Brands Innovations Inc., 5.88%, 06/01/33
(Call 03/01/33)(a)	666	693,817
Trane Technologies Financing Ltd., 5.25%, 03/03/33
(Call 12/03/32)	684	705,896
		1,399,713
Chemicals — 1.9%
Air Products and Chemicals Inc., 4.80%, 03/03/33
(Call 12/03/32)(a)	658	669,992
Celanese U.S. Holdings LLC, 6.70%, 11/15/33
(Call 08/15/33)	1,020	1,095,676
Dow Chemical Co. (The), 6.30%, 03/15/33
(Call 12/15/32)	578	634,036
Eastman Chemical Co., 5.75%, 03/08/33
(Call 12/08/32)	548	563,379
EIDP Inc., 4.80%, 05/15/33 (Call 02/15/33)(a)	620	621,339
FMC Corp., 5.65%, 05/18/33 (Call 02/18/33)(a)	484	481,321
LYB International Finance III LLC, 5.63%, 05/15/33
(Call 02/15/33)	537	557,520
Mosaic Co. (The), 5.45%, 11/15/33 (Call 05/15/33)	470	472,793
		5,096,056
Commercial Services — 0.5%
S&P Global Inc., 5.25%, 09/15/33 (Call 06/15/33)(b)	775	801,294
Verisk Analytics Inc., 5.75%, 04/01/33 (Call 01/01/33)	545	577,553
		1,378,847
Computers — 1.9%
Apple Inc., 4.30%, 05/10/33 (Call 02/10/33)(a)	868	874,371
Booz Allen Hamilton Inc., 5.95%, 08/04/33
(Call 05/04/33)(a)	613	644,505
Dell International LLC/EMC Corp., 5.75%, 02/01/33
(Call 11/01/32)(a)	1,054	1,104,855
HP Inc., 5.50%, 01/15/33 (Call 10/15/32)(a)	1,103	1,126,316
International Business Machines Corp., 4.75%,
02/06/33 (Call 11/06/32)(a)	865	866,139
Leidos Inc., 5.75%, 03/15/33 (Call 12/15/32)	540	555,339
		5,171,525
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co., 4.60%, 03/01/33
(Call 12/01/32)	396	402,316
Estee Lauder Companies Inc. (The), 4.65%, 05/15/33
(Call 02/15/33)	736	731,617
Kenvue Inc., 4.90%, 03/22/33 (Call 12/22/32)(a)	1,305	1,331,461
Procter & Gamble Co. (The), 4.05%, 01/26/33(a)	829	815,877

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2033 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Cosmetics & Personal Care (continued)
Unilever Capital Corp., 5.00%, 12/08/33
(Call 09/08/33)	$905	$928,317
		4,209,588
Distribution & Wholesale — 0.2%
LKQ Corp., 6.25%, 06/15/33 (Call 03/15/33)	550	573,760

Diversified Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.40%, 10/29/33 (Call 07/29/33)	1,505	1,270,447
Ameriprise Financial Inc., 5.15%, 05/15/33
(Call 02/15/33)	932	954,456
Apollo Global Management Inc., 6.38%, 11/15/33
(Call 08/15/33)	646	702,357
Brookfield Capital Finance LLC, 6.09%, 06/14/33
(Call 03/14/33)	672	705,053
Intercontinental Exchange Inc., 4.60%, 03/15/33
(Call 12/15/32)	1,621	1,589,552
Mastercard Inc., 4.85%, 03/09/33 (Call 12/09/32)	840	860,996
Nomura Holdings Inc.
6.09%, 07/12/33(a)	685	725,738
6.18%, 01/18/33	740	787,842
		7,596,441
Electric — 12.6%
AEP Texas Inc., 5.40%, 06/01/33 (Call 03/01/33)	380	387,167
Alabama Power Co., 5.85%, 11/15/33 (Call 08/15/33)	310	331,907
Ameren Illinois Co., 4.95%, 06/01/33 (Call 03/01/33)	518	523,271
American Electric Power Co. Inc., 5.63%, 03/01/33
(Call 12/01/32)	942	971,114
Arizona Public Service Co., 5.55%, 08/01/33
(Call 05/01/33)	507	523,459
Black Hills Corp., 4.35%, 05/01/33 (Call 02/01/33)	324	300,581
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33 (Call 01/01/33)(a)	772	778,573
Series K2, 6.95%, 03/15/33	140	162,206
Commonwealth Edison Co., 4.90%, 02/01/33
(Call 11/01/32)(a)	326	327,821
Connecticut Light & Power Co. (The), 4.90%, 07/01/33
(Call 04/01/33)	118	118,334
Consolidated Edison Co. of New York Inc., 5.20%,
03/01/33 (Call 12/01/32)	485	499,032
Constellation Energy Generation LLC, 5.80%,
03/01/33 (Call 12/01/32)	665	693,575
Consumers Energy Co., 4.63%, 05/15/33
(Call 11/15/32)	802	793,961
Dominion Energy Inc.
Series E, 6.30%, 03/15/33	285	303,940
Series F, 5.25%, 08/01/33	490	492,385
Dominion Energy South Carolina Inc., 5.30%,
05/15/33	313	321,859
DTE Electric Co., 5.20%, 04/01/33 (Call 01/01/33)	684	704,027
Duke Energy Carolinas LLC, 4.95%, 01/15/33
(Call 10/15/32)	1,177	1,185,957
Duke Energy Corp., 5.75%, 09/15/33 (Call 06/15/33)	702	733,779
Duke Energy Florida LLC, 5.88%, 11/15/33
(Call 08/15/33)	645	690,656
Duke Energy Ohio Inc., 5.25%, 04/01/33
(Call 01/01/33)	330	337,277
Duke Energy Progress LLC, 5.25%, 03/15/33
(Call 12/15/32)	465	475,689
Entergy Arkansas LLC
5.15%, 01/15/33 (Call 10/15/32)	344	351,472
	Par
Security	(000)	Value

Electric (continued)
5.30%, 09/15/33 (Call 06/15/33)	$210	$215,175
Entergy Louisiana LLC, 4.00%, 03/15/33
(Call 12/15/32)	673	625,534
Entergy Mississippi LLC, 5.00%, 09/01/33
(Call 06/01/33)	390	389,166
Evergy Kansas Central Inc., 5.90%, 11/15/33
(Call 08/15/33)	370	394,681
Evergy Metro Inc., 4.95%, 04/15/33 (Call 01/15/33)	275	273,530
Eversource Energy, 5.13%, 05/15/33 (Call 02/15/33)	851	838,688
Exelon Corp., 5.30%, 03/15/33 (Call 12/15/32)	944	954,712
Florida Power & Light Co.
4.80%, 05/15/33 (Call 02/15/33)	861	864,236
5.10%, 04/01/33 (Call 01/01/33)	666	683,502
Georgia Power Co., 4.95%, 05/17/33 (Call 11/17/32)	1,001	1,001,172
Interstate Power & Light Co., 5.70%, 10/15/33
(Call 07/15/33)	320	334,035
Kentucky Utilities Co., 5.45%, 04/15/33
(Call 01/15/33)	460	475,168
Louisville Gas & Electric Co., 5.45%, 04/15/33
(Call 01/15/33)	423	437,680
National Grid PLC, 5.81%, 06/12/33 (Call 03/12/33)	861	893,954
National Rural Utilities Cooperative Finance Corp.,
5.80%, 01/15/33 (Call 07/15/32)	550	580,693
NextEra Energy Capital Holdings Inc., 5.05%,
02/28/33 (Call 11/28/32)	1,047	1,044,459
Ohio Power Co., 5.00%, 06/01/33 (Call 03/01/33)	445	445,628
Oklahoma Gas & Electric Co., 5.40%, 01/15/33
(Call 07/15/32)	476	493,863
Oncor Electric Delivery Co. LLC
5.65%, 11/15/33 (Call 08/15/33)	741	785,430
7.25%, 01/15/33	274	318,849
Pacific Gas & Electric Co., 6.40%, 06/15/33
(Call 03/15/33)	1,281	1,360,241
Pacific Gas and Electric Co., 6.15%, 01/15/33
(Call 10/15/32)	670	695,414
PECO Energy Co., 4.90%, 06/15/33 (Call 03/15/33)	614	619,179
PPL Electric Utilities Corp., 5.00%, 05/15/33
(Call 02/15/33)	549	558,403
Public Service Co. of New Hampshire, 5.35%,
10/01/33 (Call 07/01/33)	407	420,962
Public Service Co. of Oklahoma, 5.25%, 01/15/33
(Call 10/15/32)	340	342,776
Public Service Electric & Gas Co., 4.65%, 03/15/33
(Call 12/15/32)	419	415,486
Public Service Electric and Gas Co., 5.20%, 08/01/33
(Call 05/01/33)	475	492,433
Public Service Enterprise Group Inc., 6.13%, 10/15/33
(Call 07/15/33)	382	407,864
Sempra Energy, 5.50%, 08/01/33 (Call 05/01/33)(a)	694	707,851
Southern Co. (The), 5.20%, 06/15/33 (Call 12/15/32)	742	750,723
Southwestern Electric Power Co., 5.30%, 04/01/33
(Call 01/01/33)	375	375,738
Virginia Electric & Power Co., 5.00%, 04/01/33
(Call 01/01/33)	697	699,018
Virginia Electric and Power Co., 5.30%, 08/15/33
(Call 05/15/33)	454	465,066
Wisconsin Electric Power Co., 5.63%, 05/15/33	210	224,890
Wisconsin Power & Light Co., 4.95%, 04/01/33
(Call 01/01/33)	291	290,292
Xcel Energy Inc., 5.45%, 08/15/33 (Call 02/15/33)	873	894,343
		33,778,876

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2033 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electronics — 0.8%
Honeywell International Inc., 5.00%, 02/15/33
(Call 11/15/32)	$1,060	$1,091,613
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)	874	920,614
		2,012,227
Engineering & Construction — 0.2%
Jacobs Engineering Group Inc., 5.90%, 03/01/33
(Call 12/01/32)	535	544,829

Environmental Control — 1.2%
Republic Services Inc.
2.38%, 03/15/33 (Call 12/15/32)(a)	660	542,799
5.00%, 12/15/33 (Call 09/15/33)	590	595,611
Veralto Corp., 5.45%, 09/18/33 (Call 06/18/33)(b)	640	656,716
Waste Connections Inc., 4.20%, 01/15/33
(Call 10/15/32)	797	763,006
Waste Management Inc., 4.63%, 02/15/33
(Call 11/15/32)	608	602,713
		3,160,845
Food — 2.5%
General Mills Inc., 4.95%, 03/29/33 (Call 12/29/32)(a)	1,092	1,092,402
Hershey Co. (The), 4.50%, 05/04/33 (Call 02/04/33)	402	402,559
J M Smucker Co. (The), 6.20%, 11/15/33
(Call 08/15/33)(a)	1,068	1,155,441
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc., 5.75%, 04/01/33 (Call 01/01/33)	1,960	1,941,393
Kellanova, 5.25%, 03/01/33 (Call 12/01/32)	506	513,983
McCormick & Co. Inc./MD, 4.95%, 04/15/33
(Call 01/15/33)(a)	514	512,742
Pilgrim’s Pride Corp., 6.25%, 07/01/33 (Call 04/01/33)	946	967,565
		6,586,085
Gas — 1.2%
Atmos Energy Corp., 5.90%, 11/15/33 (Call 08/15/33)	425	459,603
CenterPoint Energy Resources Corp., 5.40%,
03/01/33 (Call 12/01/32)	573	592,076
NiSource Inc., 5.40%, 06/30/33 (Call 03/30/33)	483	494,500
Piedmont Natural Gas Co. Inc., 5.40%, 06/15/33
(Call 03/15/33)	337	344,930
Southern California Gas Co., 5.20%, 06/01/33
(Call 03/01/33)(a)	490	501,649
Southern Co. Gas Capital Corp., 5.75%, 09/15/33
(Call 03/15/33)	510	533,251
Spire Missouri Inc., 4.80%, 02/15/33 (Call 11/15/32)(a)	415	412,433
		3,338,442
Hand & Machine Tools — 0.5%
Regal Rexnord Corp., 6.40%, 04/15/33
(Call 01/15/33)(b)	1,207	1,252,295

Health Care - Products — 0.8%
Medtronic Global Holdings SCA, 4.50%, 03/30/33
(Call 12/30/32)	973	964,042
Thermo Fisher Scientific Inc., 5.09%, 08/10/33
(Call 05/10/33)(a)	1,105	1,139,296
		2,103,338
Health Care - Services — 3.2%
Elevance Health Inc., 4.75%, 02/15/33 (Call 11/15/32)	1,038	1,027,300
HCA Inc., 5.50%, 06/01/33 (Call 03/01/33)(a)	1,297	1,317,151
Humana Inc., 5.88%, 03/01/33 (Call 12/01/32)	688	719,512
Providence St Joseph Health Obligated Group,
5.40%, 10/01/33 (Call 04/01/33)	503	508,891
	Par
Security	(000)	Value

Health Care - Services (continued)
Quest Diagnostics Inc., 6.40%, 11/30/33
(Call 08/30/33)	$825	$904,455
Sutter Health, 5.16%, 08/15/33 (Call 02/15/33)	170	173,021
UnitedHealth Group Inc.
4.50%, 04/15/33 (Call 01/15/33)	1,498	1,475,025
5.35%, 02/15/33 (Call 11/15/32)(a)	1,908	1,995,647
UPMC, 5.04%, 05/15/33 (Call 02/15/33)	390	392,701
		8,513,703
Home Builders — 0.2%
PulteGroup Inc., 6.38%, 05/15/33	387	418,209

Home Furnishings — 0.1%
Whirlpool Corp., 5.50%, 03/01/33 (Call 12/01/32)	372	375,403

Household Products & Wares — 0.3%
Avery Dennison Corp., 5.75%, 03/15/33
(Call 12/15/32)	411	434,402
Kimberly-Clark Corp., 4.50%, 02/16/33
(Call 11/16/32)(a)	361	360,762
		795,164
Insurance — 4.2%
Allstate Corp. (The)
5.25%, 03/30/33 (Call 12/30/32)(a)	782	795,803
5.35%, 06/01/33	184	188,558
American International Group Inc., 5.13%, 03/27/33
(Call 12/27/32)	802	810,353
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33
(Call 11/28/32)	810	827,338
Arthur J Gallagher & Co., 5.50%, 03/02/33
(Call 12/02/32)	355	361,098
Athene Holding Ltd., 6.65%, 02/01/33 (Call 11/01/32)	452	481,922
CNA Financial Corp., 5.50%, 06/15/33 (Call 03/15/33)	445	460,671
Corebridge Financial Inc., 6.05%, 09/15/33
(Call 06/15/33)(b)	568	595,226
Equitable Holdings Inc., 5.59%, 01/11/33
(Call 10/11/32)	540	553,289
Fairfax Financial Holdings Ltd., 6.00%, 12/07/33
(Call 09/07/33)(b)	440	452,610
Marsh & McLennan Companies Inc.
5.40%, 09/15/33 (Call 06/15/33)	635	664,617
5.88%, 08/01/33	298	322,400
MetLife Inc., 5.38%, 07/15/33 (Call 04/15/33)(a)	1,106	1,143,638
Principal Financial Group Inc., 5.38%, 03/15/33
(Call 12/15/32)(a)	445	456,049
Progressive Corp. (The), 4.95%, 06/15/33
(Call 03/15/33)	435	444,136
Prudential Financial Inc., 5.75%, 07/15/33	323	350,035
Reinsurance Group of America Inc., 6.00%, 09/15/33
(Call 06/15/33)	426	444,076
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33
(Call 03/05/33)	745	755,644
Travelers Property Casualty Corp., 6.38%, 03/15/33	490	553,386
Willis North America Inc., 5.35%, 05/15/33
(Call 02/15/33)	729	731,176
		11,392,025
Internet — 0.7%
Meta Platforms Inc., 4.95%, 05/15/33 (Call 02/15/33)	1,787	1,828,087

Iron & Steel — 0.5%
Vale Overseas Ltd., 6.13%, 06/12/33 (Call 03/12/33)	1,425	1,456,886

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2033 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Lodging — 0.2%
Marriott International Inc./MD, Series II, 2.75%,
10/15/33 (Call 07/15/33)	$753	$619,353

Machinery — 0.1%
nVent Finance Sarl, 5.65%, 05/15/33 (Call 02/15/33)	345	353,077

Machinery - Diversified — 1.0%
Ingersoll Rand Inc., 5.70%, 08/14/33 (Call 05/14/33)	1,032	1,079,179
John Deere Capital Corp., 5.15%, 09/08/33	1,005	1,044,306
Nordson Corp., 5.80%, 09/15/33 (Call 06/15/33)	529	559,097
		2,682,582
Manufacturing — 0.6%
Eaton Corp., 4.15%, 03/15/33 (Call 12/15/32)	1,283	1,236,011
Textron Inc., 6.10%, 11/15/33 (Call 08/15/33)	430	458,566
		1,694,577
Media — 3.2%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%,
04/01/33 (Call 01/01/33)(a)	983	886,309
Comcast Corp.
4.25%, 01/15/33	1,570	1,507,386
4.65%, 02/15/33 (Call 11/15/32)(a)	988	984,243
4.80%, 05/15/33 (Call 02/15/33)(a)	995	998,334
7.05%, 03/15/33	795	919,974
Fox Corp., 6.50%, 10/13/33 (Call 07/13/33)	1,321	1,425,161
Paramount Global, 5.50%, 05/15/33	393	369,968
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33	945	1,081,852
Walt Disney Co. (The), 6.55%, 03/15/33	396	450,359
		8,623,586
Mining — 1.6%
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (Call 11/28/32)(a)	667	674,259
5.25%, 09/08/33 (Call 06/08/33)	1,463	1,501,845
Kinross Gold Corp., 6.25%, 07/15/33
(Call 04/15/33)(b)	507	533,333
Rio Tinto Alcan Inc., 6.13%, 12/15/33	797	868,984
Rio Tinto Finance USA PLC, 5.00%, 03/09/33
(Call 12/09/32)(a)	598	613,079
		4,191,500
Oil & Gas — 3.2%
BP Capital Markets America Inc.
4.81%, 02/13/33 (Call 11/13/32)(a)	2,153	2,153,796
4.89%, 09/11/33 (Call 06/11/33)(a)	1,420	1,424,376
Canadian Natural Resources Ltd., 6.45%, 06/30/33	407	434,917
ConocoPhillips Co., 5.05%, 09/15/33 (Call 06/15/33)	1,042	1,060,230
Diamondback Energy Inc., 6.25%, 03/15/33
(Call 12/15/32)	1,086	1,158,567
Hess Corp., 7.13%, 03/15/33	568	657,348
Ovintiv Inc., 6.25%, 07/15/33 (Call 04/15/33)	653	679,938
Patterson-UTI Energy Inc., 7.15%, 10/01/33
(Call 07/01/33)	430	459,853
Phillips 66 Co., 5.30%, 06/30/33 (Call 03/30/33)(a)	572	584,299
		8,613,324
Oil & Gas Services — 0.1%
Schlumberger Investment SA, 4.85%, 05/15/33
(Call 02/15/33)(a)	315	317,548

Packaging & Containers — 0.6%
Amcor Finance USA Inc., 5.63%, 05/26/33
(Call 02/26/33)	525	544,231
	Par
Security	(000)	Value

Packaging & Containers (continued)
Packaging Corp. of America, 5.70%, 12/01/33
(Call 09/01/33)	$465	$487,931
WRKCo Inc., 3.00%, 06/15/33 (Call 03/15/33)	667	570,086
		1,602,248
Pharmaceuticals — 5.8%
Astrazeneca Finance LLC, 4.88%, 03/03/33
(Call 12/03/32)(a)	574	589,915
Bristol-Myers Squibb Co., 5.90%, 11/15/33
(Call 08/15/33)(a)	1,080	1,165,948
Cigna Group (The), 5.40%, 03/15/33 (Call 12/15/32)	887	916,141
CVS Health Corp.
5.25%, 02/21/33 (Call 11/21/32)	1,756	1,771,842
5.30%, 06/01/33 (Call 03/01/33)(a)	1,232	1,249,212
Eli Lilly & Co., 4.70%, 02/27/33 (Call 11/27/32)	1,098	1,118,922
Johnson & Johnson
4.38%, 12/05/33 (Call 06/05/33)	855	863,934
4.95%, 05/15/33	455	483,163
McKesson Corp., 5.10%, 07/15/33 (Call 04/15/33)	705	720,459
Merck & Co. Inc.
4.50%, 05/17/33 (Call 02/17/33)	1,395	1,389,273
6.50%, 12/01/33	548	630,869
Pfizer Investment Enterprises Pte Ltd., 4.75%,
05/19/33 (Call 02/19/33)	4,721	4,718,530
		15,618,208
Pipelines — 6.7%
Cheniere Energy Partners LP, 5.95%, 06/30/33
(Call 12/30/32)(a)(b)	1,322	1,350,910
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	923	743,576
5.70%, 03/08/33 (Call 12/08/32)	2,249	2,323,142
Energy Transfer LP
5.75%, 02/15/33 (Call 11/15/32)	1,548	1,588,340
6.55%, 12/01/33 (Call 09/01/33)	1,491	1,609,717
Enterprise Products Operating LLC
5.35%, 01/31/33 (Call 10/31/32)	1,005	1,046,913
Series D, 6.88%, 03/01/33	529	603,410
Kinder Morgan Energy Partners LP, 7.30%, 08/15/33	492	556,107
Kinder Morgan Inc.
4.80%, 02/01/33 (Call 11/01/32)	735	704,421
5.20%, 06/01/33 (Call 03/01/33)(a)	1,451	1,436,723
MPLX LP, 5.00%, 03/01/33 (Call 12/01/32)	1,149	1,124,703
ONEOK Inc., 6.05%, 09/01/33 (Call 06/01/33)	1,555	1,631,975
Targa Resources Corp.
4.20%, 02/01/33 (Call 12/01/32)	746	682,013
6.13%, 03/15/33 (Call 12/15/32)	897	938,564
Western Midstream Operating LP, 6.15%, 04/01/33
(Call 01/01/33)	813	839,189
Williams Companies Inc. (The), 5.65%, 03/15/33
(Call 12/15/32)	821	852,228
		18,031,931
Real Estate — 0.1%
AvalonBay Communities Inc., 5.30%, 12/07/33
(Call 09/07/33)	360	369,944

Real Estate Investment Trusts — 5.1%
Agree LP, 2.60%, 06/15/33 (Call 03/15/33)	326	258,318
Alexandria Real Estate Equities Inc., 1.88%, 02/01/33
(Call 11/01/32)	979	754,207
American Tower Corp.
5.55%, 07/15/33 (Call 04/15/33)	865	886,960

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2033 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
5.65%, 03/15/33 (Call 12/15/32)	$726	$749,908
5.90%, 11/15/33 (Call 08/15/33)	846	889,927
AvalonBay Communities Inc., 5.00%, 02/15/33
(Call 11/15/32)(a)	306	309,127
Boston Properties LP, 2.45%, 10/01/33
(Call 07/01/33)	895	679,564
Corporate Office Properties LP, 2.90%, 12/01/33
(Call 09/01/33)	426	331,934
Crown Castle Inc., 5.10%, 05/01/33 (Call 02/01/33)	819	807,784
GLP Capital LP/GLP Financing II Inc., 6.75%,
12/01/33 (Call 09/01/33)	370	393,581
Invitation Homes Operating Partnership LP, 5.50%,
08/15/33 (Call 05/15/33)	395	395,886
Kilroy Realty LP, 2.65%, 11/15/33 (Call 08/15/33)	500	378,446
Kimco Realty OP LLC, 4.60%, 02/01/33
(Call 11/01/32)	706	676,789
NNN REIT Inc., 5.60%, 10/15/33 (Call 07/15/33)	530	542,157
Omega Healthcare Investors Inc., 3.25%, 04/15/33
(Call 01/15/33)	689	554,406
Prologis LP
4.63%, 01/15/33 (Call 10/15/32)	560	551,966
4.75%, 06/15/33 (Call 03/15/33)	741	737,133
Public Storage Operating Co., 5.10%, 08/01/33
(Call 05/01/33)	754	766,984
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)(a)	280	215,679
4.90%, 07/15/33 (Call 04/15/33)	642	629,599
Simon Property Group LP, 5.50%, 03/08/33
(Call 12/08/32)(a)	644	665,305
Sun Communities Operating LP, 5.70%, 01/15/33
(Call 10/15/32)	401	404,116
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	251	191,170
2.10%, 06/15/33 (Call 03/15/33)(a)	260	200,219
Weyerhaeuser Co., 3.38%, 03/09/33 (Call 12/09/32)	432	380,128
WP Carey Inc., 2.25%, 04/01/33 (Call 01/01/33)	440	341,600
		13,692,893
Retail — 3.5%
AutoZone Inc.
4.75%, 02/01/33 (Call 11/01/32)	491	480,519
5.20%, 08/01/33 (Call 05/01/33)	300	302,196
6.55%, 11/01/33 (Call 08/01/33)(a)	563	621,232
Darden Restaurants Inc., 6.30%, 10/10/33
(Call 07/10/33)(a)	570	606,471
Dollar General Corp., 5.45%, 07/05/33
(Call 04/05/33)(a)	1,012	1,028,907
Genuine Parts Co., 6.88%, 11/01/33 (Call 08/01/33)	390	436,895
Lowe’s Companies Inc.
5.00%, 04/15/33 (Call 01/15/33)(a)	1,285	1,299,252
5.15%, 07/01/33 (Call 04/01/33)(a)	951	970,231
McDonald’s Corp., 4.95%, 08/14/33 (Call 05/14/33)	674	686,380
Starbucks Corp., 4.80%, 02/15/33 (Call 11/15/32)	449	453,001
Target Corp., 4.40%, 01/15/33 (Call 10/15/32)	575	570,789
Tractor Supply Co., 5.25%, 05/15/33 (Call 02/15/33)	734	745,115
Walmart Inc., 4.10%, 04/15/33 (Call 01/15/33)	1,288	1,258,850
		9,459,838
Semiconductors — 3.9%
Broadcom Inc.
2.60%, 02/15/33 (Call 11/15/32)(b)	1,664	1,367,749
3.42%, 04/15/33 (Call 01/15/33)(b)	2,130	1,868,768
	Par
Security	(000)	Value

Semiconductors (continued)
Intel Corp., 5.20%, 02/10/33 (Call 11/10/32)(a)	$2,042	$2,103,015
Marvell Technology Inc., 5.95%, 09/15/33
(Call 06/15/33)	569	600,580
Micron Technology Inc.
5.88%, 02/09/33 (Call 11/09/32)	783	814,626
5.88%, 09/15/33 (Call 06/15/33)	944	981,790
NXP BV/NXP Funding LLC/NXP USA Inc., 5.00%,
01/15/33 (Call 10/15/32)	935	922,155
QUALCOMM Inc., 5.40%, 05/20/33 (Call 02/20/33)	806	857,228
Texas Instruments Inc., 4.90%, 03/14/33
(Call 12/14/32)	1,028	1,055,218
		10,571,129
Software — 2.1%
Concentrix Corp., 6.85%, 08/02/33 (Call 05/02/33)	591	599,373
Fiserv Inc.
5.60%, 03/02/33 (Call 12/02/32)	938	972,050
5.63%, 08/21/33 (Call 05/21/33)	1,349	1,404,348
Intuit Inc., 5.20%, 09/15/33 (Call 06/15/33)	1,185	1,228,914
Oracle Corp., 4.90%, 02/06/33 (Call 11/06/32)	1,485	1,469,451
		5,674,136
Telecommunications — 4.2%
AT&T Inc., 2.55%, 12/01/33 (Call 09/01/33)	3,660	2,970,597
Bell Telephone Co. of Canada or Bell Canada, 5.10%,
05/11/33 (Call 02/11/33)(a)	929	944,000
T-Mobile USA Inc.
5.05%, 07/15/33 (Call 04/15/33)	2,576	2,579,221
5.20%, 01/15/33 (Call 10/15/32)	1,276	1,297,693
Verizon Communications Inc.
4.50%, 08/10/33	2,112	2,041,301
5.05%, 05/09/33 (Call 02/09/33)	983	993,220
6.40%, 09/15/33	330	365,204
		11,191,236
Transportation — 1.4%
Canadian National Railway Co., 5.85%, 11/01/33
(Call 08/01/33)	275	299,690
CSX Corp., 5.20%, 11/15/33 (Call 08/15/33)(a)	603	622,396
Norfolk Southern Corp., 4.45%, 03/01/33
(Call 12/01/32)(a)	538	525,138
Ryder System Inc., 6.60%, 12/01/33 (Call 09/01/33)	650	709,450
Union Pacific Corp., 4.50%, 01/20/33
(Call 10/20/32)(a)	809	803,770
United Parcel Service Inc., 4.88%, 03/03/33
(Call 12/03/32)	843	858,525
		3,818,969
Trucking & Leasing — 0.3%
GATX Corp.
4.90%, 03/15/33 (Call 12/15/32)	416	405,806
5.45%, 09/15/33 (Call 06/15/33)(a)	385	387,392
		793,198

Total Long-Term Investments — 98.0%
(Cost: $253,922,184)		263,487,789

Shares

Short-Term Securities

Money Market Funds — 12.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%(c)(d)(e)	31,465,982	31,484,861

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2033 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.32%(c)(d)	1,340,000	$1,340,000

Total Short-Term Securities — 12.2%
(Cost: $32,822,501)		32,824,861

Total Investments — 110.2%
(Cost: $286,744,685)		296,312,650

Liabilities in Excess of Other Assets — (10.2)%		(27,481,419)

Net Assets — 100.0%		$268,831,231

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,334,801	$26,147,835	(a)	$—	$64	$2,161	$31,484,861	31,465,982	$24,232	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	320,000	1,020,000	(a)	—	—	—	1,340,000	1,340,000	7,933		—
					$64	$2,161	$32,824,861		$32,165		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2033 Term Corporate ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$263,487,789	$—	$263,487,789
Short-Term Securities
Money Market Funds	32,824,861	—	—	32,824,861
	$32,824,861	$263,487,789	$—	$296,312,650

Portfolio Abbreviation

REIT	Real Estate Investment Trust